Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings	As of December 31, 2022 and 2023, the bank borrowings were for working capital and capital expenditure purposes. Short-term borrowings consisted of the following:
	Annual Interest Rate	Maturity (Months)	Principal	As of December 31, 2022	As of December 31, 2023
			USD	USD	USD
Short-term borrowings:
Beijing Bank	4.50%	October, 2024	2,816,941	-	2,816,939
China Construction Bank (1)	3.65%	February, 2024	2,112,706	-	2,112,706
Shanghai Bank (1)	4.00%	November, 2024	2,112,706	-	2,112,706
Agricultura Bank of China (1)	3.45%	April, 2024	1,971,859	-	1,971,859
Agricultura Bank of China (1)	3.45%	May, 2024	1,690,165	-	1,690,165
Shanghai Rural Commercial Bank	3.30%	October, 2024	1,408,471	-	1,408,471
Bank of Ningbo	4.30%	July, 2024	1,408,471	-	1,408,471
Bank of Ningbo	4.30%	August, 2024	1,408,471	-	1,408,471
Bank of Jiangsu (1)	4.50%	July, 2024	1,408,471	-	1,408,471
Bank of Jiangsu (1)	4.50%	October, 2024	1,408,471	-	1,408,471
Agricultura Bank of China (1)	3.35%	July, 2024	1,408,471	-	1,408,471
Shanghai Bank (3)	4.65%	January, 2024	1,408,471	-	1,408,471
Shanghai Bank (3)	4.65%	January, 2024	1,267,623	-	1,267,623
Agricultura Bank of China (1)	3.35%	May, 2024	845,082	-	845,082
Shanghai Minhang Shangying Bank	5.50%	January, 2024	704,235	-	704,235
Bank of Nanjing (2)	5.50%	June, 2024	704,235	-	704,235
Bank of Nanjing (2)	5.50%	July, 2024	704,235	-	704,235
Agricultura Bank of China (1)	3.45%	March, 2024	704,235	-	704,235
Shanghai Bank (1)	4.00%	November, 2024	704,235	-	704,235
Agricultura Bank of China (1)	3.45%	March, 2024	422,541	-	422,541
Shanghai Bank (3)	4.65%	January, 2024	140,847	-	140,847
Agricultura Bank of China	3.45%	April, 2023	2,029,809	2,029,809	-
Agricultura Bank of China	2.70%	May, 2023	1,449,864	1,449,864	-
Agricultura Bank of China	3.45%	June, 2023	1,449,864	1,449,864	-
Bank of Jiangsu	4.60%	October, 2023	1,449,864	1,449,864	-
CHINA CITIC BANK	4.65%	August, 2023	1,448,414	1,448,414	-
CHINA CITIC BANK	4.65%	September, 2023	1,448,414	1,448,414	-
Shanghai Bank	5.20%	January, 2023	1,304,877	1,304,877	-
Shanghai Bank	4.65%	October, 2023	1,304,877	1,304,877	-
Agricultura Bank of China	4.00%	March, 2023	1,159,891	1,159,891	-
Agricultura Bank of China	2.70%	May, 2023	1,159,891	1,159,891	-
Shanghai Bank	4.65%	November, 2023	869,918	869,918	-
Shanghai Bank	4.65%	November, 2023	724,932	724,932	-
Bank of Nanjing (2)	5.50%	June, 2023	724,932	724,932	-
Bank of Nanjing (2)	5.50%	July, 2023	724,932	724,932	-
Bank of Ningbo	5.35%	June, 2023	724,932	724,932	-
China Merchants Bank (2)	5.05%	August, 2023	704,634	664,062	-
Shanghai Bank	5.20%	January, 2023	144,986	144,986	-
Total				18,784,459	26,760,940
(1)	These borrowings are pledged by the intellectual property owned by Shanghai Xiao-I.
(2)	These borrowings are guaranteed by Guizhou Xiao-I.
(3)	These borrowings are pledged by the intellectual property owned by Shanghai Xiao-I, and guaranteed by Zhizhen Zhilian Artificial Intelligence Technology (Shanghai) Co., Ltd., the subsidiary of the Group, and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs.